Matthews Emerging Markets Sustainable Future Fund Investment Objectives and Goals - Matthews Emerging Markets Sustainable Future Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Matthews Emerging Markets Sustainable Future Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.